                         SUPPLEMENT DATED SEPTEMBER 4, 2001

                                       TO

                           PROSPECTUS DATED MAY 1, 2001

                                       FOR

                 FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

                 ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



                           FOR MARYLAND RESIDENTS ONLY


       Effective immediately, the Prospectus dated May 1, 2001 for Futurity Accumulator Variable Universal Life Insurance is supplemented as follows:

"Mortality and Expense Risk Charge" in the prospectus is referred to as "Product Risk Charge" in the life insurance policy.



THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.